[LOGO]                                                THOMAS S. CLARK
                                                      Counsel
                                                      Law and Regulatory Affairs
                                                      Telephone: (860) 308-5811
                                                      Fax: (860) 308-3923

                                                      July 11, 2005


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention:  Filing Desk

RE:  THE TRAVELERS INSURANCE COMPANY ("TIC")
     THE TRAVELERS FUND UL III FOR VARIABLE LIFE INSURANCE ("REGISTRANT") REGISTRATION STATEMENT ON FORM N-6
     FILING PURSUANT TO RULE 497(j) OF THE SECURITIES ACT OF 1933
     FILE NO. 333-71349; 811-09215

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, the Registrant hereby certifies that:

     1. The form of prospectus and statement of additional information that would have been filed under Rule 497(b) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statement or amendment, and

     2. The text of the most recent Registration Statement or amendment has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at
(860) 308-5811.

Very truly yours,

/s/ Thomas S. Clark

Thomas S. Clark